Goodwill and Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 63,215	$ 33,007	$ 8,775
Goodwill acquired	19,898	30,208	24,232
Goodwill	$ 83,113	$ 63,215	$ 33,007